Property, plant and equipment	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Property, plant and equipment
12. Property, plant and equipment
The changes in cost and accumulated depreciation and impairment losses are as follows:
(Cost)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2022	1,361,791	5,284,620	13,982,362	6,781,229	565,528	27,975,530

Additions	14,990	75,098	433,393	1,916,239	934,847	3,374,566
Sales or disposal	(14,680)	(76,482)	(599,825)	(2,516,466)	(13,684)	(3,221,137)
Reclassification from construction in progress	50,494	88,625	480,805	167	(620,091)	—
Foreign currency translation adjustments	10,458	67,274	437,649	524,175	13,503	1,053,058
Other	3,317	25,676	62,235	69,083	(33,236)	127,075

Balance as of March 31, 2023	1,426,370	5,464,811	14,796,619	6,774,427	846,866	29,309,093

Additions	5,217	136,241	581,930	2,893,569	1,075,590	4,692,547
Sales or disposal	(14,729)	(39,296)	(545,829)	(2,974,283)	(4,771)	(3,578,908)
Reclassification from construction in progress	5,691	138,013	776,356	236	(920,295)	—
Foreign currency translation adjustments	27,296	153,948	919,653	812,366	56,654	1,969,916
Other	(8,033)	31,032	(59,696)	17,596	(13,856)	(32,956)

Balance as of March 31, 2024	1,441,811	5,884,749	16,469,032	7,523,911	1,040,188	32,359,692

(Accumulated depreciation and impairment losses)

	Yen in millions
	Land	Buildings	Machinery and equipment	Vehicles and equipment on operating leases	Construction in progress	Total
Balance as of April 1, 2022	(6,379)	(3,375,598)	(10,762,953)	(1,503,668)	(292)	(15,648,890)

Depreciation	—	(148,981)	(921,037)	(856,921)	—	(1,926,939)
Impairment losses	(393)	(10,517)	(17,358)	—	(2,846)	(31,114)
Sales or disposal	150	63,448	559,467	860,708	—	1,483,773
Foreign currency translation adjustments	(178)	(39,793)	(334,617)	(96,936)	(2)	(471,526)
Other	(513)	(17,746)	(53,167)	(8,928)	(71)	(80,423)

Balance as of March 31, 2023	(7,313)	(3,529,186)	(11,529,666)	(1,605,744)	(3,210)	(16,675,119)

Depreciation	—	(139,999)	(974,181)	(842,931)	—	(1,957,111)
Impairment losses	—	(208)	(18,862)	—	—	(19,069)
Sales or disposal	579	34,067	498,703	962,901	3	1,496,254
Foreign currency translation adjustments	(825)	(84,432)	(666,255)	(162,784)	2,810	(911,486)
Other	574	(34,029)	(29,354)	29,549	(2,112)	(35,373)

Balance as of March 31, 2024	(6,985)	(3,753,786)	(12,719,614)	(1,619,009)	(2,510)	(18,101,905)

Depreciation on “Property, plant and equipment” is included in “Cost of products sold” and “Selling, general and administrative” in the consolidated statement of income.
Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2023	2024
Vehicles	6,759,024	7,471,187
Equipment	15,403	52,724

	6,774,427	7,523,911
Less - Accumulated depreciation	(1,605,744)	(1,619,009)

Vehicles and equipment on operating leases, net	5,168,683	5,904,902

The following table presents future lease payments to be received for vehicles and equipments on operating leases:

	Yen in millions
	March 31,
	2023	2024
Within 1 year	885,757	1,003,221
Between 1 and 2 years	497,218	678,342
Between 2 and 3 years	216,227	314,496
Between 3 and 4 years	59,004	77,715
Between 4 and 5 years	21,022	28,267
Later than 5 years	10,484	13,619

Total future rentals	1,689,712	2,115,660

The future lease payments to be received as shown above should not be considered indicative of future cash collections.